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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21582

Madison Covered Call and Equity Strategy Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of
44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Funds | March 31, 2014

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 77.1%
Consumer Discretionary - 21.2%
Amazon.com Inc. * (A)	17,000	$5,720,840
CBS Corp., Class B (A)	51,000	3,151,800
DIRECTV * (A)	85,500	6,533,910
Discovery Communications Inc., Class C *	64,000	4,931,840
Home Depot Inc./The (A)	41,000	3,244,330
Lululemon Athletica Inc. * (A)	60,000	3,155,400
Panera Bread Co., Class A * (A)	11,000	1,941,170
priceline.com Inc. *	1,800	2,145,402
Ross Stores Inc. (A)	56,000	4,006,800
Starbucks Corp. (A)	50,000	3,669,000
		38,500,492
Consumer Staples - 5.2%
Costco Wholesale Corp. (A)	50,000	5,584,000
CVS Caremark Corp. (A)	52,000	3,892,720
		9,476,720
Energy - 4.1%
Apache Corp. (A)	42,500	3,525,375
Petroleo Brasileiro S.A., ADR (A)	60,000	789,000
Schlumberger Ltd. (A)	32,000	3,120,000
		7,434,375
Financials - 1.6%
Morgan Stanley (A)	90,000	2,805,300

Health Care - 8.1%
Baxter International Inc. (A)	59,000	4,341,220
Celgene Corp. * (A)	18,000	2,512,800
Gilead Sciences Inc. * (A)	30,000	2,125,800
Teva Pharmaceutical Industries Ltd., ADR (A)	60,000	3,170,400
Varian Medical Systems Inc. * (A)	29,200	2,452,508
		14,602,728
Industrials - 12.6%
C.H. Robinson Worldwide Inc. (A)	45,000	2,357,550
Expeditors International of Washington Inc. (A)	90,000	3,566,700
FedEx Corp. (A)	27,000	3,579,120
Jacobs Engineering Group Inc. * (A)	60,000	3,810,000
Rockwell Collins Inc. (A)	36,500	2,907,955
Stericycle Inc. * (A)	24,000	2,726,880
United Technologies Corp. (A)	33,000	3,855,720
		22,803,925
Information Technology - 18.4%
Accenture PLC, Class A (A)	40,000	3,188,800
Altera Corp. (A)	60,000	2,174,400
Apple Inc. (A)	10,000	5,367,400
Broadcom Corp., Class A (A)	80,000	2,518,400
eBay Inc. * (A)	74,000	4,087,760
EMC Corp. (A)	116,500	3,193,265
Linear Technology Corp. (A)	36,000	1,752,840
Microsoft Corp. (A)	85,000	3,484,150

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2014

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Nuance Communications Inc. * (A)	99,000	1,699,830
Oracle Corp. (A)	50,000	2,045,500
QUALCOMM Inc. (A)	49,000	3,864,140
		33,376,485
Materials - 4.6%
Freeport-McMoRan Copper & Gold Inc. (A)	50,000	1,653,500
Monsanto Co. (A)	37,000	4,209,490
Mosaic Co./The (A)	49,800	2,490,000
		8,352,990
Telecommunication Services - 1.3%
Verizon Communications Inc. (A)	50,000	2,378,500
Total Common Stocks ( Cost $134,808,604 )		139,731,515
INVESTMENT COMPANIES - 6.1%
Powershares QQQ Trust Series 1 (A)	61,000	5,348,480
SPDR S&P 500 ETF Trust (A)	30,500	5,704,720
Total Investment Companies ( Cost $11,200,353 )		11,053,200
	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.5%
U.S. Treasury Bill (B) (C) - 5.5%
0.056%, 5/8/14	$10,000,000	9,999,430
Total U.S. Government and Agency Obligations ( Cost $9,999,430 )		9,999,430
	Shares
SHORT-TERM INVESTMENTS - 17.2%
State Street Institutional U.S. Government Money Market Fund	31,088,858	31,088,858
Total Short-Term Investments ( Cost $31,088,858 )		31,088,858
TOTAL INVESTMENTS - 105.9% ( Cost $187,097,245 )		191,873,003
NET OTHER ASSETS AND LIABILITIES - (3.6%)		(6,408,665)
TOTAL CALL & PUT OPTIONS WRITTEN - (2.3%)		(4,196,523)
TOTAL NET ASSETS - 100.0%		$181,267,815

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	All or a portion of these securities are segregated as collateral for put options written. As of March 31, 2014, the total amount segregated was $9,999,430.
(C)	Rate noted represents annualized yield at time of purchase.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2014

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Call Options Written	Contracts (100 shares per contract)	Expiration Date	Strike Price	Value (Note 1)
Accenture PLC, Class A	200	May 2014	$80.00	$28,000
Altera Corp.	600	June 2014	35.00	136,500
Amazon.com Inc.	90	April 2014	360.00	14,130
Amazon.com Inc.	80	May 2014	380.00	30,800
Apache Corp.	225	April 2014	85.00	12,150
Apple Inc.	50	April 2014	525.00	77,250
Apple Inc.	50	May 2014	530.00	105,000
Baxter International Inc.	300	May 2014	70.00	127,500
Baxter International Inc.	290	August 2014	75.00	64,815
Broadcom Corp., Class A	400	May 2014	31.00	58,400
Broadcom Corp., Class A	400	May 2014	32.00	38,400
C.H. Robinson Worldwide Inc.	200	May 2014	57.50	6,000
CBS Corp., Class B	310	June 2014	60.00	124,000
Costco Wholesale Corp.	250	April 2014	115.00	6,875
CVS Caremark Corp.	520	May 2014	70.00	271,700
DIRECTV	230	May 2014	77.50	61,410
DIRECTV	425	June 2014	75.00	213,563
eBay Inc.	500	April 2014	55.00	59,000
EMC Corp.	600	May 2014	27.00	65,400
EMC Corp.	565	May 2014	28.00	33,900
Expeditors International of Washington Inc.	450	May 2014	41.00	36,000
FedEx Corp.	200	April 2014	140.00	3,600
FedEx Corp.	70	July 2014	140.00	20,650
Freeport-McMoRan Copper & Gold Inc.	500	May 2014	34.00	36,250
Home Depot Inc./The	200	May 2014	80.00	26,100
Home Depot Inc/The	210	May 2014	82.50	10,080
Jacobs Engineering Group Inc.	150	April 2014	60.00	57,000
Jacobs Engineering Group Inc.	300	April 2014	65.00	13,500
Linear Technology Corp.	180	April 2014	47.00	40,050
Linear Technology Corp.	180	May 2014	47.00	44,550
Lululemon Athletica Inc.	300	April 2014	55.00	24,300
Microsoft Corp.	400	April 2014	37.00	163,000
Microsoft Corp.	450	May 2014	37.00	190,125
Monsanto Co.	100	April 2014	110.00	44,000
Monsanto Co.	270	April 2014	115.00	42,255
Morgan Stanley	400	April 2014	31.00	33,800
Mosaic Co./The	250	April 2014	50.00	22,125
Nuance Communications Inc.	500	May 2014	18.00	31,250
Oracle Corp.	170	April 2014	38.00	51,850
Oracle Corp.	330	June 2014	38.00	117,150
Panera Bread Co.	110	May 2014	175.00	90,200
Powershares QQQ Trust Series 1	610	April 2014	90.00	19,825
QUALCOMM Inc.	490	April 2014	75.00	196,000
Rockwell Collins Inc.	165	April 2014	75.00	74,250
Rockwell Collins Inc.	200	April 2014	80.00	26,500
Ross Stores Inc.	280	May 2014	72.50	41,300
Ross Stores Inc.	280	August 2014	72.50	88,200
Schlumberger Ltd.	232	May 2014	92.50	139,780
Schlumberger Ltd.	88	May 2014	95.00	36,300
SPDR S&P 500 ETF Trust	305	May 2014	189.00	63,592
Starbucks Corp.	250	April 2014	75.00	16,625
Starbucks Corp.	250	May 2014	75.00	43,500
Stericycle Inc.	120	May 2014	115.00	23,400
Teva Pharmaceutical Industries Ltd.	300	May 2014	52.50	67,350
Teva Pharmaceutical Industries Ltd.	300	June 2014	45.00	248,250
United Technologies Corp.	260	May 2014	115.00	94,900

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2014

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

United Technologies Corp.	70	May 2014	120.00	8,015
Varian Medical Systems Inc.	180	May 2014	80.00	97,200
Varian Medical Systems Inc.	112	May 2014	85.00	24,920
Verizon Communications Inc.	500	May 2014	47.00	58,000
Total Call Options Written ( Premiums received $3,623,707 )				$4,000,535
Put Options Written
Celgene Corp.	135	April 2014	140.00	55,013
Gilead Sciences Inc.	250	May 2014	70.00	81,875
Petroleo Brasileiro S.A.	1,500	May 2014	11.00	24,000
Starbucks Corp.	150	May 2014	70.00	18,975
Verizon Communications Inc.	375	May 2014	45.00	16,125
Total Put Options Written ( Premiums received $387,141 )				$195,988
Total Value of Options Written ( Premiums received $4,010,848 )				$4,196,523

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2014

1. Portfolio Valuation: Securities traded on a national securities exchange are valued at their closing sale price, except for securities traded on NASDAQ, which are valued at the NASDAQ official closing price ("NOCP"), and options which are valued at the mean between best bid and best ask price across all option exchanges. Debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Debt securities having longer maturities, are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Fund. Mutual funds are valued at the Net Asset Value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.
At times, the Fund maintains cash balances at financial institutions in excess of federally insured limits. The Fund monitors this credit risk and host not experienced any losses related to this risk.
2. Fair Value Measurements: The Fund has adopted Financial Accounting Standards Board ("FASB") applicable guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs of the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

·	Level 1 - unadjusted quoted prices in active markets for identical investments

·
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

·	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value for the period ended March 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.
There were no transfers between classification levels during the period ended March 31, 2014. As of and during the period ended March 31, 2014, the Fund did not hold securities deemed as a Level 3.

Madison Funds | March 31, 2014

The following is a summary of the inputs used as of March 31, 2014, in valuing the Fund's investments carried at fair value (please see the Portfolio of Investments for a listing of all securities within each category):

Description	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	3/31/14
Assets:
Common Stocks	$139,731,515	$ -	$-	$139,731,515
Investment Companies	11,053,200	-	-	11,053,200
U.S. Government and Agency Obligations	-	9,999,430	-	9,999,430
Short-Term Investments	31,088,858	-	-	31,088,858
	$181,873,573	$9,999,430	-	$191,873,003
Liabilities:
Options Written	$4,196,523	$-	$-	$4,196,523

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund used derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a Fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Fund and their effect:

Derivatives not accounted for as hedging instruments	Asset Derivatives Fair Value	Derivatives not accounted for as hedging instruments	Liability Derivatives Fair Value

Equity contracts	$ -	Options Written	$4,196,523

3. Discussion of Risks: Please see the Fund’s prospectus for a complete discussion of risks associated with investing in the fund.

Equity Risk. The value of the securities held by the Fund may decline due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Option Risk. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the Fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.
Foreign Investment Risk. Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risks, as well as lower market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Madison Funds | March 31, 2014

Mid Cap Company Risk. Mid-cap companies often are newer or less established companies than larger companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

Industry Concentration Risk. To the extent that the Fund makes substantial investments in a single industry, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Fund Distribution Risk. In order to make regular quarterly distributions on its common shares, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment may not dictate such action. In addition, the Fund’s ability to make distributions more frequently than annually from any net realized capital gains by the Fund is subject to the Fund obtaining exemptive relief from the Securities and Exchange Commission, which cannot be assured. To the extent the total quarterly distributions for a year exceed the Fund’s net investment company income and net realized capital gain for that year, the excess will generally constitute a return of the Fund’s capital to its common shareholders. Such return of capital distributions generally are tax-free up to the amount of a common shareholder’s tax basis in the common shares (generally, the amount paid for the common shares). In addition, such excess distributions will decrease the Fund’s total assets and may increase the Fund’s expense ratio.

Financial Leverage Risk. The Fund is authorized to utilize leverage through the issuance of preferred shares and/or the Fund may borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as settlement of transactions. Although the use of any financial leverage by the Fund may create an opportunity for increased net income, gains and capital appreciation for common shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with financial leverage proceeds are greater than the cost of financial leverage, the Fund’s return will be greater than if financial leverage had not been used. Conversely, if the income or gain from the securities purchased with such proceeds does not cover the cost of financial leverage, the return to the Fund will be less than if financial leverage had not been used. Financial leverage also increases the likelihood of greater volatility of net asset value and market price of and dividends on the common shares than a comparable portfolio without leverage.

Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and the European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Fund’s portfolio. Financial market conditions, as well as various social and political tensions in the United States and around the world, have contributed to increased market volatility and may have long-term effects on the United States and worldwide financial markets and cause further economic uncertainties or deterioration in the United States and worldwide. The Fund‘s Investment Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the United States and global economies and securities markets.

Additional Risks. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Fund, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address the, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Fund.

Madison Funds | March 31, 2014

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Covered Call and Equity Strategy Fund

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date:  May 23, 2014

By:  (signature)

Greg Hoppe, Principal Financial Officer

Date: May 23, 2014